Construction contract revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 0	$ 8,084	$ 0	$ 38,839
Construction contract expenses	0	(6,668)	0	(33,482)
Recognized contract margin (loss)	$ 0	$ 1,416	$ 0	$ 5,357